Retirement and Severance Benefits (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Retirement and Severance Benefits
Defined Benefit Plan, Other Information	The Company and certain subsidiaries adopted cash balance plans, and certain subsidiaries amended certain of their defined benefit plans to cash balance plans during the years ended March 31, 2011, 2010 and 2009.
Defined Benefit Plan, Accumulated Benefit Obligation	¥ 2,102,801	¥ 2,107,093
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities	30.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Debt Securities	45.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	25.00%
Defined Contribution Plan, Cost Recognized	18,593	18,758	18,059
Expected contribution for defined benefit plans	¥ 116,985